GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2021	2020
Salaries	$1,016,881	$143,065
Share based compensation	2,889,567	4,302,978
Professional fees	225,384	117,860
Other	79,523	34,399
Total general and administrative expenses	$4,211,355	$4,598,302

Curative Biotechnology, Inc

Notes to Financial Statements